NOTE 6 –LOANS PAYABLE (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Short-Term Debt [Line Items]
Long-Term Debt, Gross	$ 364,883		$ 202,492	$ 442,151
Amortization of Debt Discount (Premium)			0	372,290
Promissory Note One [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Gross	165,000
Interest on Convertible Debt, Net of Tax	15,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Interest Expense	9,460	$ 18,724	22,234	191,281
Amortization of Debt Discount (Premium)	$ 3,750	$ 7,407	$ 7,407	$ 78,481